Risk Management - Additional Information (Detail) $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Fair value of derivative financial instruments net		$ (27)		$ 46
Percentage of accounts receivable outstanding, less than 60 days	98.00%	98.00%
Target net debt to adjusted EBITDA ratio	1.0
Fair Value Derivative Financial Instruments
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Average contract financial term	1 year
Foreign Exchange Contracts
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Fair value of derivative financial instruments net		$ (1)
Notional value	$ 302		$ 168
Interest Rate, Foreign Exchange or Cross Currency Interest Rate Swap
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional value	$ 0		$ 0
Trade Receivables | Credit risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Average expected credit loss rate	0.60%	0.60%	0.40%	0.40%
Trade Receivables | Credit risk | Investment grade counterparties
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Number of days outstanding for accruals, joint operations, trade receivables and net investment in finance leases	60 days	60 days
Trade Receivables | Credit risk | Investment grade counterparties | Minimum
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Percent of accounts receivable held with investment grade counterparties	83.00%	83.00%	85.00%	85.00%